Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL JENNISON SMALL CO FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000318531
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 24, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 24, 2014
Prospectus Date	rr_ProspectusDate	Nov. 24, 2014